Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Investment securities held to maturity, fair value	$ 2,471	$ 2,377
Equity
Preferred stock, liquidation value per share (in dollars per share)	$ 1,000	$ 1,000
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	20,000	20,000
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	15,000,000	15,000,000
Common stock, issued (in shares)	6,501,610	6,208,259
Treasury stock, shares (in shares)	280,354	210,900